Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalent	$ 6,960,996	$ 8,389,704
Restricted cash	95,252
Accounts receivable, net	24,217,737	14,314,985
Due from related parties	1,496,093	652,873
Loans to third parties	3,816,618	5,365,517
Contract costs		4,041,585
Prepayments, deposits and other current assets, net	2,035,412	1,999,281
Total Current Assets	38,622,108	34,763,945
Property and equipment, net	10,262,418	7,184,101
Prepayments, deposits and other assets, net	381,656	385,607
Loan receivable – long term	64,951,511	63,434,483
Deferred tax assets	601,271	415,131
Total Assets	114,818,964	106,183,267
CURRENT LIABILITIES:
Bank loans	4,393,811	4,597,701
Accounts payable	20,364,911	24,282,921
Accounts payable-Related party	734,263
Convertible loans	2,251,832
Customer deposits	575,303	573,243
Deferred revenue	1,344,637	1,095,279
Loan from third party	470,765
Accrued expenses and other current liabilities	835,314	2,170,651
Due to related party	218,862	71,020
Taxes payable	730,924	698,935
Total Current Liabilities	31,920,622	33,489,750
Total Liabilities	31,920,622	33,489,750
COMMITMENTS AND CONTINGENCIES
EQUITY:
Ordinary shares, 0.00166667 par value; 300,000,000 shares authorized; 56,794,773 and 45,777,318 shares issued and outstanding as of December 31, 2021 and December 31, 2020	94,660	76,296
Additional Paid-in Capital	117,937,928	100,149,397
Accumulated deficit	(37,575,834)	(28,234,492)
Accumulated other comprehensive (loss) income	2,698,884	814,343
Total Powerbridge Technologies Co., Ltd.’s Shareholders’ Equity	83,155,638	72,805,544
Non-controlling interest	(257,296)	(112,027)
Total Equity	82,898,342	72,693,517
Total Liabilities and Equity	$ 114,818,964	$ 106,183,267